Inventories	12 Months Ended
Dec. 31, 2018
Inventory Disclosure [Abstract]
INVENTORIES

6.	INVENTORIES

Inventories as of December 31, 2018 and 2017 consist of the following:

	2018	2017

Raw materials	$27,638	$184,490
Work in progress	902	127,530
Finished goods	1,320,562	1,905,782
Total inventories	$1,349,102	$2,217,802

During the years ended December 31, 2018, 2017 and 2016, (reversals of write-downs) and write-downs of inventories to lower of cost or net realizable value of $0, $(73,860) and $2,450,213, respectively, were (credited against) charged to costs of revenue in relation to the Company's continuing operations. Also, during the years ended December 31, 2018, 2017 and 2016, obsolete inventories were disposed of at a loss of $58,992, $0 and $202,297, respectively, charged to costs of revenue in relation to the Company's continuing operations.

During the year ended December 31, 2016, there was no write-own of inventories or loss on disposal of obsolete inventories in relation to the Company's discontinued operations.